Note 14 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 83.89
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 162.25
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 21,024
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 16,204	$ 12,623
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	1,918,740
Share-Based Payment Arrangement, Expense	$ 21,385	$ 18,046